Retirement Plans - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2017	$ 16.8
2018	16.9
2019	16.7
2020	17.5
2021	18.1
2022-2026	91.5
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2017	0.1
2018	0.1
2019	0.1
2020	0.1
2021	0.1
2022-2026	$ 0.4